Fair Value of Financial Instruments (Additional Qualitative Information about Level 3 Assets) (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2015 USD ($) loan	Dec. 31, 2014 USD ($) loan
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired Financing Receivable, Recorded Investment		$ 9,228	$ 11,605
Impaired Financing Receivable, with Related Allowance, Recorded Investment		6,373	2,973
Impaired Financing Receivable, Related Allowance		1,613	293
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		2,855	8,632
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		7,615	11,312
Impaired Financing Receivable, Recorded Investment		$ 9,228	$ 11,605
Number of impaired loans requiring a valuation allowance | loan		3	3
Impaired Financing Receivable, with Related Allowance, Recorded Investment		$ 6,373	$ 2,973
Impaired Financing Receivable, Related Allowance		$ 1,613	$ 293
Number of impaired loans not requiring a valuation allowance | loan		20	14
Impaired Financing Receivable, with No Related Allowance, Recorded Investment		$ 2,855	$ 8,632
Impaired Loans, Cumulative Charge-Offs		2,044	1,022
Impaired Loans [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 2,574	$ 11,312
Fair Value Measurements, Valuation Techniques	[1]	Appraisal of collateral(1)	Appraisal of collateral(1)
Fair Value Disclosure, Unobservable Input Range	[2]	Appraisal adjustments(2)	Appraisal adjustments(2)
Fair Value Inputs, Discount Rate		10.00%
Impaired Loans [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 5,041
Fair Value Measurements, Valuation Techniques		Present value of future cash flows
Fair Value Disclosure, Unobservable Input Range		Loan discount rate
Impaired Loans [Member] | Minimum [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate			6.00%
Impaired Loans [Member] | Minimum [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		4.00%
Impaired Loans [Member] | Maximum [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate			33.00%
Impaired Loans [Member] | Maximum [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		7.00%
Impaired Loans [Member] | Weighted Average [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		10.00%	23.35%
Impaired Loans [Member] | Weighted Average [Member] | Present value of future cash flows [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value Inputs, Discount Rate		5.61%
Foreclosed Real Estate Owned [Member] | Appraisal of collateral [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets, Fair Value Disclosure, Nonrecurring		$ 2,847	$ 3,726
Fair Value Measurements, Valuation Techniques	[1]	Appraisal of collateral(1)	Appraisal of collateral(1)
Fair Value Disclosure, Unobservable Input Range	[2]	Liquidation Expenses(2)	Liquidation Expenses(2)
Fair Value Inputs, Discount Rate		10.00%	10.00%

[1]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various level 3 inputs which are not identifiable, less any associated allowance.
[2]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percent of the appraisal.